Inventory (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventory
	June 30,	December 31,
	2021	2020
	Unaudited	Audited
	USD in thousands
Current assets:
Raw materials and supplies	-	44
Finished goods	1,087	278
Provision for impairment	-	(79)
	1,087	243